S-K 1602(c) Dilution	Nov. 30, 2025 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.17
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.83
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 46,482,942
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,483,075
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.81
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 53,336,835
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,420,372
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.4
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.6
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 32,655,296
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,100,310
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.41
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.59
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 37,224,555
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,809,144
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.06
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.94
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 18,827,652
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,717,546
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.03
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.97
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 21,112,275
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	4,197,916
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.86
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,334,781
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.16)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.93
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 8.07
Net Tangible Book Value (in Dollars) | $	$ (246,128)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	1,725,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,586,689
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.33
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.35
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.56
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.57
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.22
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.19
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.3
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 2.09
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 60,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	69,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	60,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	69,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	60,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	69,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	60,500,000
Net Proceeds from this Offering and the Sale of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	69,500,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	195,243
Less Over allotment option liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(138,523)
Less Over allotment option liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Over allotment option liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(138,523)
Less Over allotment option liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Over allotment option liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(138,523)
Less Over allotment option liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Over allotment option liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(138,523)
Less Over allotment option liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(13,827,650)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(16,112,280)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(27,655,296)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(32,224,560)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(41,482,940)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(48,336,840)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(55,310,591)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (64,449,114)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(225,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(225,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(225,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(225,000)
Ordinary Shares Forfeited if Over Allotment is not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,900,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,900,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,900,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,000,000
Ordinary Shares Included in the Placement Units Issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,900,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	240,000
Representative Shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	276,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	240,000
Representative Shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	276,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	240,000
Representative Shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	276,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	240,000
Representative Shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	276,000
Ordinary shares included in the placement units issued One [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	125,840
Ordinary shares included in the placement units issued One [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	130,600
Ordinary shares included in the placement units issued One [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	125,840
Ordinary shares included in the placement units issued One [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	130,600
Ordinary shares included in the placement units issued One [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	125,840
Ordinary shares included in the placement units issued One [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	130,600
Ordinary shares included in the placement units issued One [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	125,840
Ordinary shares included in the placement units issued One [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	130,600
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(1,382,765)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(1,611,228)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(2,765,530)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(3,222,456)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(4,148,294)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(4,833,684)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(5,531,059)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(6,444,911)